SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Future Minimum Lease Payments Under Operating Leases
Remainder of 2023	$ 229,096
2024	508,481
2025	421,498
2026	427,670
2027	443,707
Thereafter	112,968
Total minimum lease payments	2,143,420
Less: imputed interest	(356,532)
Present value of future minimum lease payments	1,786,888
Current operating lease liabilities	349,651	$ 95,243
Non-current operating lease liabilities	$ 1,437,237	$ 115,290